CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Profit or loss [abstract]
Revenue
Operating expenses
General and administrative expenses	11,431
Total operating cost and expenses	11,431
Loss from operations	(11,431)
Net loss	(11,431)
Comprehensive loss	$ (11,431)
Weighted average number of shares of common stock outstanding, basic	5,000,000	5,000,000
Weighted average number of shares of common stock outstanding, diluted	5,000,000	5,000,000
Basic net loss per share of common stock	$ (0.002)
Diluted net loss per share of common stock	$ (0.002)